PRINCIPAL ACCOUNTING POLICIES (Details 19)	0 Months Ended				12 Months Ended
	Jun. 13, 2012 USD ($)	Sep. 29, 2011 USD ($)	Sep. 30, 2008 USD ($)	Jul. 30, 2008 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 ADS USD ($) item
Treasury stock disclosures
Approved repurchase plan	$ 300,000,000	$ 100,000,000	$ 15,000,000	$ 15,000,000
Number of share repurchase plans							3
Number of shares repurchased							4,365,306
Cost of repurchased shares					1,733,127,675	158,761,225	$ 299,000,000